Steven I. Koszalka Secretary American Funds College Target Date Series 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9447 siik@capgroup.com

January 6, 2014

Document Control

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds College Target Date Series
File No. 333-180729 and No. 811-22692

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2013 of Registrant’s Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka